Financial Information of Parent Company Statements of Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income	$ 9,836,231	$ 31,127,184	$ 12,384,303
Other comprehensive income (loss), net of tax
Net unrealized loss of available-for-sale securities, net of tax of $(10,347,637), $(1,163,160) and $(3,307,755) in 2017, 2018 and 2019, respectively	(9,868,613)	(3,489,480)	(31,042,912)
Foreign currency translation adjustments	(1,008,346)	(988,967)	11,167,377
Comprehensive income (loss) of Acorn International, Inc.	(1,046,504)	26,644,301	(7,495,689)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	9,836,231	31,127,184	12,384,303
Other comprehensive income (loss), net of tax
Net unrealized loss of available-for-sale securities, net of tax of $(10,347,637), $(1,163,160) and $(3,307,755) in 2017, 2018 and 2019, respectively	(9,868,613)	(3,489,480)	(31,042,912)
Foreign currency translation adjustments	(1,003,010)	(972,089)	11,146,613
Comprehensive income (loss) of Acorn International, Inc.	$ (1,035,392)	$ 26,665,615	$ (7,511,996)